Convertible Loans (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible debt description	the Company entered into two loans for a total of CHF210,000 ($216,846) (the “Convertible Loans”). In February, March and June 2020, the Company entered into five additional convertible loans, on terms similar to those in December 2019, including one with a related party, for a total of CHF 265,606 ($300,480). The Convertible Loans accrued interest at 10% and have a conversion feature such that the lender could choose to convert the loan to equity at any time up to the maturity date of August 31, 2021. The conversion rate of CHF 9 ($11) per common share was at a discount to the CHF 11 ($13) per common share fair value of the Company. The proceeds from the loans were allocated between the debt instruments and the beneficial conversion feature, with the beneficial conversion feature valued at CHF 63,537 ($65,608) for the December 2019 convertible loans and CHF 37,779 ($49,011) for the 2020 convertible loans. On the date of issuance, the beneficial conversion feature value was calculated as the difference between the conversion price and the fair value per share, multiplied by the number of common shares into which the Convertible Loans are convertible. The embedded conversion feature was not bifurcated as it did not meet all of the elements of a derivative.
Amortization		$ 48,088	$ 820
Interest expense		24,100
Interest payable	$ 172	$ 48,634	$ 172